Intangible assets (Details Narrative)	1 Months Ended
Oct. 25, 2023
Transaction fee percentage description	Vox will receive a Transaction Fee of up to 3.0% of the upfront purchase price and up to 3.0% of any future earn out payments or contingent payments associated with any applicable coal royalty assets acquired